Acquisition - Additional Information (Detail) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] - Kineta [Member]	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
Acquisition [Line Items]
Business acquisition equity	3,998,053
Business acquisition share price | $ / shares	$ 2.23
Business combination number of shares of delayed consideration	1,129,883
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Costs | $	$ 3,900,000
Business acquisition, percentage of voting interests acquired	100.00%